Share-based Payments Arrangement - CHIEF's Outstanding Stock Options (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	1,936.00	1,948.00	2,000.00
Number of options, Options granted	0	0	0
Number of options, Options forfeited	(26.00)	(12.00)	(52.00)
Number of options, Options outstanding at end of the year	882.75	1,936.00	1,948.00
Number of options, Options exercisable at end of the year	416.50	968.00	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 34.40	$ 34.40	$ 43.00
Weighted average exercise price, Options granted	0	0	0
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	34.40	34.40	34.40
Weighted average exercise price, Option exercisable at end of the year	$ 34.40	$ 34.40	$ 0
Number of options, Options excercised	(1,027.25)
Weighted average exercise price, Options exercised	$ 34.40
Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	950.00	0
Number of options, Options granted	0	950.00
Number of options, Options forfeited	(25.00)	0
Number of options, Options outstanding at end of the year	925.00	950.00	0
Number of options, Options exercisable at end of the year	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 147.00	$ 0
Weighted average exercise price, Options granted	0	147.00
Weighted average exercise price, Options forfeited	0	0
Weighted-average exercise price, Options outstanding at end of the year	140.60	147.00	$ 0
Weighted average exercise price, Option exercisable at end of the year	$ 0	$ 0
Number of options, Options excercised	0
Weighted average exercise price, Options exercised	$ 0
Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0
Number of options, Options granted	50.00
Number of options, Options forfeited	0
Number of options, Options outstanding at end of the year	50.00	0
Number of options, Options exercisable at end of the year	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0
Weighted average exercise price, Options granted	147.00
Weighted average exercise price, Options forfeited	0
Weighted-average exercise price, Options outstanding at end of the year	147.00	$ 0
Weighted average exercise price, Option exercisable at end of the year	$ 0
Number of options, Options excercised	0
Weighted average exercise price, Options exercised	$ 0